CONSOLIDATED BALANCE SHEET - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 3,557	$ 173
Due from related party - Note 7	11,779	14,490
Total Current Assets	15,336	14,663
TOTAL ASSETS	15,336	14,663
Current Liabilities
Other payables and accrued liabilities - Note 6	425,909	408,387
Notes payable - Note 6	75,000
Total current liabilities	500,909	408,387
TOTAL LIABILITIES	500,909	408,387
COMMITMENTS AND CONTINGENCIES - Note 10
STOCKHOLDERS' EQUITY
Common stock Par value : 2016 - US$0.0001 (2015: US$0.0001) Authorized: 2016 - 300,000,000 common shares, 100,000,000 preferred shares, Issued and outstanding: 2016 - 18,725,003 shares (2015 - 18,725,003)	1,873	1,873
Additional paid-in capital	1,195,854	1,195,854
Accumulated other comprehensive income
Accumulated deficit	(1,683,300)	(1,591,451)
TOTAL STOCKHOLDERS' EQUITY OF THE GROUP	(485,573)	(393,724)
ATTRIBUTABLE TO NON-CONTROLLING INTERESTS
ATTRIBUTABLE TO THE GROUP	(485,573)	(393,724)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 15,336	$ 14,663